UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

Western Asset Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: September 30

Date of reporting period: July 1, 2016–June 30, 2017

Item 1. Proxy Voting Record

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ICA File Number: 811-08985
Reporting Period: 07/01/2016 - 06/30/2017
Western Asset Corporate Loan Fund, Inc.

=================== Western Asset Corporate Loan Fund, Inc. ====================

ATLAS IRON LIMITED

Ticker:       AGO            Security ID:  B0WW4B2
Meeting Date: NOV 21, 2016   Meeting Type: Annual
Record Date:  MAY 06, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Remuneration Report                     For       For          Management
2     Re-election of Mr Eugene I Davis as a   For       For          Management
      Director
3     Re-election of Mr Alan J Carr as a      For       For          Management
      Director
4     Re-election of Mr Daniel C Harris as a  For       For          Management
      Director
5     Re-election of Mr Anthony (Tony) Walsh  For       For          Management
      as a Director
6     Approval to issue Options to Mr         For       For          Management
      Anthony (Tony) Walsh and issue Shares
      upon exercise of the Options, and to
      give potential retirement benefits
7     Approval of 10% Additional Placement    For       For          Management
      Capacity

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SEMGROUP CORPORATION

Ticker:       PEGFF          Security ID:  81663A105
Meeting Date: SEP 29, 2016   Meeting Type: Annual
Record Date:  AUG 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve the issurance of class A     For       For          Management
      common stock pursuatn to the terms of
      the merger agreement in connection
      with the merger
2     To approve the adjournment of the       For       For          Management
      Semgroup Speical Meeting from time to
      time. If necessary or appropriete to
      solicit additional proxies

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THE ONEIDA GROUP INC

Ticker:       EVRY           Security ID:  BL1738675
Meeting Date: MAY 09, 2017   Meeting Type: Annual
Record Date:  JAN 07, 4302

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Election of directors                   For       For          Management
1.1   Mark Eichhorn                           For       For          Management
1.2   Rick Heller                             For       For          Management
1.3   Joan Lewis                              For       For          Management
1.4   David Weinstein                         For       For          Management
2     To rafigy the appointment of the firm   For       For          Management
      of RSM US, LLP as the Corporation's
      independent registered public
      accounting firm for 2017
3     To transact such other buisness as may  For       For          Management
      perperly come before the meeting

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Corporate Loan Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 11, 2017